Basis of Presentation and General Information - Capesize drybulk vessels (Details)	6 Months Ended
Jun. 30, 2026 USD ($) t
Property, Plant and Equipment
Capesize drybulk vessels	1,943,286
Newcastlemax drybulk vessels | $	844,000
Genius
Property, Plant and Equipment
Capesize drybulk vessels	175,580
Achievement
Property, Plant and Equipment
Capesize drybulk vessels	175,966
Ingenuity
Property, Plant and Equipment
Capesize drybulk vessels	176,022
Danaos
Property, Plant and Equipment
Capesize drybulk vessels	176,536
Valentine
Property, Plant and Equipment
Capesize drybulk vessels	175,125
Integrity
Property, Plant and Equipment
Capesize drybulk vessels	175,966
Peace
Property, Plant and Equipment
Capesize drybulk vessels	175,858
Gouverneur
Property, Plant and Equipment
Capesize drybulk vessels	178,043
W Trader
Property, Plant and Equipment
Capesize drybulk vessels	175,879
E Trader
Property, Plant and Equipment
Capesize drybulk vessels	175,886
John Junior (Ex. Hebei No.1)
Property, Plant and Equipment
Capesize drybulk vessels	182,425
DJCFD010
Property, Plant and Equipment
Newcastlemax drybulk vessels | $	211,000
DJCFD016
Property, Plant and Equipment
Newcastlemax drybulk vessels | $	211,000
DJCFD011
Property, Plant and Equipment
Newcastlemax drybulk vessels | $	211,000
DJCFD017
Property, Plant and Equipment
Newcastlemax drybulk vessels | $	211,000